Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	July 2013
Distribution Date	08/15/13
Transaction Month	39
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 16, 2010
Closing Date:	May 13, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:		$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%		May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%		November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%		October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%		December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$175,365,043.10	0.9385338	$163,741,949.62	0.8763283	$11,623,093.48
Total Securities	$175,365,043.10	0.1825103	$163,741,949.62	0.1704136	$11,623,093.48

Weighted Avg. Coupon (WAC)	5.36%		5.37%
Weighted Avg. Remaining Maturity (WARM)	25.78		24.91
Pool Receivables Balance	$209,274,986.61		$194,928,553.47
Remaining Number of Receivables	28,980		28,152

Adjusted Pool Balance	$206,071,617.02		$191,983,018.86

III. COLLECTIONS

Principal:
Principal Collections	$14,018,308.59
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$264,120.49
Total Principal Collections	$14,282,429.08

Interest:
Interest Collections	$937,265.11
Late Fees & Other Charges	$31,283.84
Interest on Repurchase Principal	$-
Total Interest Collections	$968,548.95

Collection Account Interest	$437.24
Reserve Account Interest	$191.86
Servicer Advances	$-

Total Collections	$15,251,607.13

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	July 2013
Distribution Date	08/15/13
Transaction Month	39
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$15,251,607.13
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$15,251,607.13

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$174,395.82		$174,395.82	$174,395.82
Collection Account Interest					$437.24
Late Fees & Other Charges					$31,283.84
Total due to Servicer					$206,116.90

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$358,036.96		$358,036.96

Total interest:		$358,036.96		$358,036.96	$358,036.96

Available Funds Remaining:					$14,687,453.27

3. Principal Distribution Amount:					$11,623,093.48

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$11,623,093.48
Class A Notes Total:		11,623,093.48		$11,623,093.48
Total Noteholders Principal				$11,623,093.48

4. Available Amounts Remaining to reserve account					3,064,359.79

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					3,064,359.79

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,203,369.59
Beginning Period Amount	$3,203,369.59
Current Period Amortization	$257,834.98
Ending Period Required Amount	$2,945,534.61
Ending Period Amount	$2,945,534.61
Next Distribution Date Required Amount	$2,699,960.66

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$30,706,573.92	$28,241,069.24	$28,241,069.24
Overcollateralization as a % of Adjusted Pool		14.90%	14.71%	14.71%

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	July 2013
Distribution Date	08/15/13
Transaction Month	39
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.84%	27,544	97.13%	$189,340,799.49
30 - 60 Days	1.74%	490	2.25%	$4,388,919.24
61 - 90 Days	0.36%	102	0.52%	$1,022,574.42
91 + Days	0.06%	16	0.09%	$176,260.32
		28,152		$194,928,553.47
Total
Delinquent Receivables 61 + days past due	0.42%	118	0.62%	$1,198,834.74
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.41%	120	0.58%	$1,206,687.92
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.34%	101	0.44%	$976,589.02
Three-Month Average Delinquency Ratio	0.39%		0.54%

Repossession in Current Period		17		$192,871.76
Repossession Inventory		30		$120,398.68

Charge-Offs
Gross Principal of Charge-Off for Current Period				$328,124.55
Recoveries				$(264,120.49)
Net Charge-offs for Current Period				$64,004.06

Beginning Pool Balance for Current Period				$209,274,986.61

Net Loss Ratio				0.37%
Net Loss Ratio for 1st Preceding Collection Period				0.28%
Net Loss Ratio for 2nd Preceding Collection Period				0.13%
Three-Month Average Net Loss Ratio for Current Period				0.26%

Cumulative Net Losses for All Periods				$10,856,289.26
Cumulative Net Losses as a % of Initial Pool Balance				0.99%

Principal Balance of Extensions				$1,118,372.16
Number of Extensions				118

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